Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	R$ (46,725)	R$ (37,989)	R$ (42,961)
Current social contribution	(12,505)	(13,669)	(15,605)
Total	(59,230)	(51,658)	(58,566)
Deferred income tax	13,193	3,921	6,455
Deferred social contribution	3,298	1,760	2,185
Total	16,491	5,681	8,640
Income taxes and social contribution	R$ (42,740)	R$ (45,977)	R$ (49,926)